Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS
25.	DISCONTINUED OPERATIONS

On December 25, 2025, the Company entered into a Sale and Purchase Agreement (the “Purchase Agreement”) to divest its General Security Business (Beijing Wanjia). At December 31, 2025, Beijing Wanjia was classified as a disposal group held for sale and as a discontinued operation. The business of Beijing Wanjia represented the entirety of the Company’s General Security operating segment, which is excluded from the Company’s segment reporting for the year ended December 31, 2025.

On February 6, 2024, the Company entered into a Sale and Purchase Agreement (the “Purchase Agreement”) to divest its information security business (Handshake). The sale of Handshake was completed on February 6, 2024. At December 31, 2023, Handshake was classified as a disposal group held for sale and as a discontinued operation. The business of Handshake represented the entirety of the Company’s information security operating segment through December 31, 2023, which is excluded from the Company’s segment reporting.

The results of discontinued operations for the years ended December 31, 2025, 2024 and 2023 are presented below.

	For the years ended December 31,
	2025	2024 (Restated)	2023 (Restated)
Revenue	$2,408,160	$3,808,452	$4,426,401
Cost of sales	(1,504,688)	(2,375,591)	(2,554,850)
Gross profit	903,472	1,432,861	1,871,551
Provision for expected credit losses on trade receivables and other receivables	-	-	(802,556)
Impairment loss on goodwill	(384,639)	-	-
Impairment loss on intangible assets	(603,677)	-	-
Research and development expense	(197,554)	(202,337)	(169,511)
Selling, general and administrative expenses	(1,035,852)	(1,210,108)	(1,770,609)
Operating (loss)/income	(1,318,250)	20,416	(871,125)
Other income, net	16,968	15,454	24,541
Foreign exchange gains	-	-	423
Gain on disposal of subsidiary	-	3,608	-
Finance income/(costs), net	169	(1,531)	(943)
Provision for income tax expense	(55,810)	-	-
Net (loss)/profit from discontinued operations	$(1,356,923)	$37,947	$(847,104)
	For the years ended December 31,
	2025	2024 (Restated)	2023 (Restated)
Currency translation differences	$6,444	$(17,449)	$(35,134)
Other comprehensive income/(loss)	6,444	$(17,449)	$(35,134)

The following assets and liabilities were reclassified as held for sale in relation to the discontinued operation as of 31 December 2025:

As of December 31, 2025
Assets
Cash and cash equivalents	$32,132
Trade receivables	549,645
Inventories	135,683
Property, plant and equipment	15,100
Intangible assets, net	314,162
Other current and non-current assets	103,602
Assets held for sale	1,150,324

Liabilities
Trade payables and other current liabilities	(1,111,804)
Liabilities directly associated with assets held for sale	(1,111,804)
Net assets directly associated with assets held for sale	$38,520

The following table summarizes the key cash flow components of discontinued operations for the years ended December 31, 2025, 2024 and 2023:

	For the year ended December 31,
	2025	2024 (Restated)	2023 (Restated)
Net cash (outflows)/inflows from operating activities	$(277,741)	$96,236	$187,321
Net cash outflows from investing activities	(4,886)	(35,191)	(11,750)
Net cash (outflows)/inflows from financing activities	-	(141,707)	140,019
Net (decrease)/increase in cash and cash equivalents	(282,627)	(80,662)	315,590
Effect of movements in exchange rates on cash held	6,192	(9,465)	(1,368)
Cash and cash equivalents at beginning of year	308,567	398,694	84,472
Cash and cash equivalents at the end of the year	$32,132	$308,567	$398,694